Document and Entity Information	Dec. 16, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001825724
Document Type	8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Population Health Investment Co., Inc.
Entity Incorporation State Country Code	E9
Entity File Number	001-39706
Entity Tax Identification Number	98-1556837
Entity Address, Address Line One	One World Financial Center
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10281
City Area Code	(212)
Local Phone Number	993-3113
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, and one Warrant to acquire one-third of one Class A ordinary share
Trading Symbol	PHICU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PHIC
Security Exchange Name	NASDAQ
Share Price Triggering Warrant Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PHICW
Security Exchange Name	NASDAQ